FPA FUNDS TRUST’S FPA CRESCENT FUND

SUPPLEMENT DATED JUNE 2, 2013, TO PROSPECTUS DATED APRIL 30, 2013

Effective June 2, 2013, Mark Landecker and Brian A. Selmo have been appointed Portfolio Managers of FPA Crescent Fund (the “Fund”).

Effective June 2, 2013, the Fund’s Prospectus will be revised as described below.

The Section in the Fund’s Prospectus entitled “Portfolio Manager” is deleted and replaced as follows:

Portfolio Managers. Steven T. Romick, Mark Landecker and Brian A. Selmo are primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Romick has been a portfolio manager since the inception of the Fund on June 2, 1993.  Mark Landecker and Brian A. Selmo have been portfolio managers of the Fund since June 2, 2013.

The Section in the summary portion of the Fund’s Prospectus entitled “Portfolio Manager” under the Section “MANAGEMENT AND ORGANIZATION” is deleted and replaced as follows:

Portfolio Managers

Steven T. Romick, Mark Landecker and Brian A. Selmo are primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Romick has been a portfolio manager since the inception of the Fund on June 2, 1993. He has also been the Trustee, President and Chief Investment Officer of the Fund for more than the past five years and a Managing Partner of the Adviser since January 2010. Mr. Romick has also been a Partner of the Adviser for more than the past five years.

Mark Landecker has been a portfolio manager of the Fund since June 2, 2013.  Mr. Landecker is currently a Managing Director of the Adviser and was a Vice President of the Adviser from 2009 to 2012. Prior to joining the Adviser, he was a portfolio manager at Kinney Asset Management from 2005 to 2008.

Brian A. Selmo has been a portfolio manager of the Fund since June 2, 2013.  Mr. Selmo is currently a Managing Director of the Adviser and was a Vice President of the Adviser from 2008 to 2012. Prior to joining the Adviser, he was the Founder and Managing Member of Eagle Lake Capital, LLC from 2006 to 2008.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of shares of the Fund.

FPA FUNDS TRUST’S FPA CRESCENT FUND

SUPPLEMENT DATED JUNE 2, 2013, TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

Effective June 2, 2013, Mark Landecker and Brian A. Selmo have been appointed Portfolio Managers of FPA Crescent Fund (the “Fund”).

Effective June 2, 2013, the Fund’s Statement of Additional Information will be revised as described below.

The Section in the Fund’s Statement of Additional Information entitled “OFFICERS” is deleted and replaced as follows:

OFFICERS

		YEAR FIRST
		ELECTED AN
	POSITION	OFFICER OF
NAME, ADDRESS* AND AGE	WITH FUND	THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Mark Landecker, 37	Portfolio Manager	2013	Managing Director of First Pacific Advisors, LLC (since 2013), Vice President from 2009 to 2012. Former Portfolio Manager with Kinney Asset Management from 2005 to 2008.

Brian A. Selmo, 35	Portfolio Manager	2013	Managing Director of First Pacific Advisors, LLC (since 2013), Vice President from 2008 to 2012. Former Founder and Managing Member of Eagle Lake Capital, LLC from 2006 to 2008.

Eric S. Ende, 68	Vice President	2002

Partner of First Pacific Advisors, LLC (since October 2006); Director, President and Portfolio Manager for more than the past five years of FPA Paramount Fund, Inc. and of FPA Perennial Fund, Inc.; Director, President and Chief Investment Officer for more than the past five years of Source Capital, Inc.; and Vice President of FPA Capital Fund, Inc. and of FPA New Income, Inc. for more than the past five years. Senior Vice President of First Pacific Advisors, Inc. from December 1994 to September 2006.

J. Richard Atwood, 52	Treasurer	2002

Managing Partner and Chief Operating Officer, Chief Financial Officer and Treasurer of First Pacific Advisors, LLC (since October 2006); and Director, President, Chief Executive Officer, Chief Compliance Officer (since August 2004), Chief Financial Officer and Treasurer for more than the past five years of FPA Fund Distributors, Inc. Treasurer of each FPA Fund for more than the past five years. Director, Principal, Chief Operating Officer and Chief Financial Officer (from January 1997) of First Pacific Advisors, Inc. from May 2000 to September 2006.

Sherry Sasaki, 58	Secretary	2002

Assistant Vice President and Secretary of First Pacific Advisors, LLC (since October 2006); and Secretary of each FPA Fund and of FPA Fund Distributors, Inc. for more than the past five years. Assistant Vice President (from December 1992) and Secretary (from June 1991) of First Pacific Advisors, Inc. to September 2006.

Christopher H. Thomas, 56	Chief Compliance Officer	2002

Vice President and Chief Compliance Officer of First Pacific Advisors, LLC (since October 2006); Director, Vice President and Controller for more than the past five years of FPA Fund Distributors, Inc.; and Chief Compliance Officer of each FPA Fund (since August 2004). Controller from March 1995 to December 2005, and Vice President (from March 1995) and Chief Compliance Officer (from August 2004) of First Pacific Advisors, Inc. to September 2006; and Assistant Treasurer of each FPA Fund from April 1995 (except FPA Funds Trust from August 2002) to February 2006.

E. Lake Setzler III, 46	Assistant Treasurer	2006

Vice President and Controller of First Pacific Advisors, LLC (since October 2006); and Assistant Treasurer of each FPA Fund (since February 2006). Former Vice President and Controller of First Pacific Advisors, Inc. from December 2005 to September 2006.

Michael P. Gomez, 27	Assistant Vice President	2012

Assistant Vice President and Assistant Controller of First Pacific Advisors, LLC (since June 2010); and Assistant Vice President of each FPA Fund (since February 2012). Former Experienced Associate/In-Charge within the Financial Services-Investment Management Group at PricewaterhouseCoopers LLP from September 2007 to May 2010.

*              The address of each officer is 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064.

The Section in the Fund’s Statement of Additional Information entitled “OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS” is deleted and replaced as follows:

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Steven T. Romick, along with other officers of the Adviser, is also responsible for the day-to-day management of ten other accounts, with total aggregate assets of $519 million at March 31, 2013. None of these accounts have an advisory fee based on the performance of the account. In addition, Mr. Romick, along with other officers of the Adviser, is responsible for the management of six unregistered funds, commonly known as hedge funds. These unregistered funds had assets of $877 million at March 31, 2013. Three of these funds are structured as fund-of-funds and, in addition to the base management fee, investors pay a fee of up to 15% of the net positive annual performance, subject to certain hurdles. Investors in the other three funds pay a fee of 20% of the net positive annual performance, subject to certain hurdles, in addition to the base management fee.

Mark Landecker, along with other officers of the Adviser, is also responsible for the day-to-day management of ten other accounts, with total aggregate assets of $519 million at March 31, 2013. None of these accounts have an advisory fee based on the performance of the account. Mr. Landecker is responsible for the management of one unregistered fund with assets of $193 million at March 31, 2013. In addition, Mr. Landecker, along with other officers of the Adviser, is responsible for the management of three other unregistered funds. These funds had assets of $599 million at March 31, 2013. Investors in all of these unregistered funds pay a fee of 20% of the net positive annual performance, subject to certain hurdles, in addition to the base management fee.

Brian A. Selmo, along with other officers of the Adviser, is also responsible for the day-to-day management of ten other accounts, with total aggregate assets of $519 million at March 31, 2013. None of these accounts have an advisory fee based on the performance of the account. Mr. Selmo is responsible for the management of one unregistered fund with assets of $22 million at March 31, 2013. In addition, Mr. Selmo, along with other officers of the Adviser, is responsible for the management of three other unregistered funds. These funds had assets of $599 million at March 31, 2013. Investors in all of these unregistered funds pay a fee of 20% of the net positive annual performance, subject to certain hurdles, in addition to the base management fee.

The Adviser does not believe any material conflicts of interest exist as a result of the Portfolio Managers’ managing the Fund and the other accounts and unregistered funds noted above. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell identical securities for several clients managed by the Adviser. The Adviser may aggregate orders for its client accounts for the same security where concurrent decisions are made to purchase or to sell identical securities for several clients managed by the Adviser and such aggregation will generally result in more favorable net results for its clients. In these cases, the Adviser will allocate the securities or proceeds arising out of those transactions (and the related expenses) on an average price basis among the various participants. While the Adviser believes combining orders in this way will, over time, be advantageous to all participants, in particular cases, this procedure could have an adverse effect on the price or the amount of securities purchased or sold by any one client. In making such allocations, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending the investment. The Adviser also has a Code of Ethics, described above, which, among other matters, limits personal trading by portfolio managers and other employees of the Adviser. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

The Section in the Fund’s Statement of Additional Information entitled “OWNERSHIP OF SECURITIES” is deleted and replaced as follows:

OWNERSHIP OF SECURITIES. The dollar value of shares of the Fund owned at June 2, 2013 by Mr. Romick was over $1,000,000.  Mr. Landecker’s dollar value of shares of the Fund owned at June 2, 2013 was $500,001 to $1,000,000, and Mr. Selmo’s dollar value of shares of the Fund owned at June 2, 2013 was over $1,000,000.